Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Basis of Presentation and Significant Accounting Policies [Abstract]
Schedule of potential shares of common stock that are not included in the calculation of diluted net loss per share

	June 30,	June 30,
	2015	2014
Stock options outstanding	25,557	5,557
Warrants to purchase common stock	6,007,048	5,226,523
Debentures convertible into common stock	202,465	477,716
Preferred shares convertible into common stock	1,148,782	14,815
Total	7,383,851	5,724,611

	December 31,	December 31,
	2014	2013
Stock options outstanding	25,557	5,557
Warrants to purchase common stock	5,911,715	1,404,599
Debentures convertible into common stock	171,138	441,768
Preferred shares convertible into common stock	1,110,438	239,265
Total	7,218,848	2,091,189